Net sales - Additional Information (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	SFr 2,318.3	SFr 1,792.1	SFr 1,222.1
Rest of World | Revision of prior period, reclassification, adjustment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales		49.1
Europe, Middle East and Africa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	577.8	488.7	378.1
Europe, Middle East and Africa | Revision of prior period, reclassification, adjustment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales		23.8
Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	SFr 1,480.3	1,162.2	SFr 763.8
Americas | Revision of prior period, reclassification, adjustment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales		SFr 25.3